DoubleLine Opportunistic Credit Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 3.4%
1,432,050	Castlelake Aircraft Securitization Trust, Series 2019-1A-C	6.90%	^	04/15/2039	890,290
1,397,959	Harley Marine Financing LLC, Series 2018-1A-A2	5.68%	^	05/15/2043	1,158,192
1,750,927	Horizon Aircraft Finance Ltd., Series 2018-1-C	6.66%	^	12/15/2038	1,025,819
4,862,500	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	4,466,147
20,000	SoFi Professional Loan Program, Series 2018-A-R1	6.11%	^ @	02/25/2042	1,074,916
5,930	SoFi Professional Loan Program, Series 2018-A-R2	6.11%	^ @	02/25/2042	318,713
1,778,125	Start Ltd., Series 2019-2-C	6.66%	^	11/15/2044	705,612

Total Asset Backed Obligations (Cost $11,120,531)					9,639,689

Bank Loans - 7.1%
103,800	Achilles Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.19%		10/13/2025	99,302
491,212	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.68%		02/16/2027	465,915
83,308	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.07%		08/01/2025	80,184
500,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		06/16/2025	435,832
	American Tire Distributors, Inc., Senior Secured First Lien Term Loan
386,678	(1 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	258,522
47,792	(3 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	31,952
525,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	6.68%		08/04/2025	523,687
365,375	Athenahealth, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	5.31%		02/11/2026	355,327
172,934	Avantor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	3.25%		11/21/2024	168,935
449,639	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.43%		12/16/2024	416,591
162,083	Bass Pro Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	6.07%		09/25/2024	156,584
277,875	BellRing Brands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/21/2024	277,137
	BI-LO LLC, Senior Secured First Lien Term Loan
337,025	(2 Month LIBOR USD + 8.00%, 1.00% Floor)	9.00%		05/31/2024	335,480
654,225	(3 Month LIBOR USD + 8.00%, 1.00% Floor)	9.00%		05/31/2024	651,225
497,425	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.43%		10/02/2025	472,526
	Brand Energy & Infrastructure Services, Inc., Senior Secured First Lien Term Loan
147,344	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.29%		06/21/2024	135,434
127,884	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.64%		06/21/2024	117,547
2,780	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	2,555
793,800	Brazos Delaware LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.19%		05/21/2025	545,741
239,400	Connect U.S. Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		12/11/2026	226,085
475,300	Covia Holdings Corporation, Senior Secured First Lien Term Loan (1 Week LIBOR USD + 3.75%, 1.00% Floor)	5.39%		06/02/2025	272,853
506,250	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	7.25%		01/04/2022	487,688
500,000	Cyxtera DC Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		05/01/2025	188,347
64,596	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.81%		04/06/2026	55,633
34,729	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	4.95%		04/06/2026	29,910
276,515	EG America LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.07%		02/06/2025	260,386
490,000	EnergySolutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		05/09/2025	454,882
674,796	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.81%		08/01/2024	545,741
28,222	Foresight Energy LLC	0.00%	±	09/04/2020	25,400
109,586	Foresight Energy LLC, Senior Secured First Lien Term Loan	9.50%	±	06/30/2027	109,586
54,793	Foresight Energy LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 11.00%, 1.00% Floor)	12.00%		09/04/2020	49,314
433,832	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	7.36%	Ω	03/28/2022	34,707
45,000	Froneri US, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.75%)	5.93%		01/28/2028	43,538
500,000	Gavilan Resources LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	7.00%	Ω	03/01/2024	6,250
175,396	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.69%		02/19/2026	156,980
	Granite US Holdings Corporation, Senior Secured First Lien Term Loan
383,056	(6 Month LIBOR USD + 5.25%)	6.32%		09/30/2026	337,089
78,457	(3 Month LIBOR USD + 5.25%)	6.32%		09/30/2026	69,042
	Gulf Finance LLC, Senior Secured First Lien Term Loan
256,700	(3 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		08/25/2023	167,924
418,827	(1 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		08/25/2023	273,982
73,725	Houston Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		07/21/2025	68,657
350,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	7.75%		07/07/2025	347,083
391,927	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	5.07%		11/21/2024	378,909
96,826	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/20/2023	60,516
470,400	Keane Group Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.50%		05/26/2025	404,544
789,171	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.19%		07/02/2025	761,550
249,177	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/30/2022	234,583
468,484	LSF9 Atlantis Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	7.00%		05/01/2023	399,734
477,351	McDermott International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	7.25%	Ω	05/12/2025	175,131
121,527	McDermott International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 9.00%)	10.65%		10/22/2020	121,102
105,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan	6.25%	±	06/25/2027	104,355
434,500	Millennium Trust Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.18%		03/27/2026	403,722
197,500	Mirion Technologies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.07%		03/06/2026	193,149
748,333	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.43%		12/01/2025	669,758
196,032	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.68%		11/28/2025	161,850
155,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.75%)	8.93%		11/30/2026	85,095
363,283	Monitronics International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.50%)	7.75%		03/29/2024	280,409
110,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	7.18%		10/19/2026	82,867
70,977	New Constellis Borrower LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 11.00%, 1.00% Floor, 1 Month LIBOR USD + 12.00% PIK)	12.00%		03/27/2025	12,865
500,000	Pearl Intermediate Parent LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	6.43%		02/13/2026	486,877
64,025	Polar US Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.93%		10/15/2025	60,504
500,000	PowerTeam Services LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		03/06/2026	430,000
251,331	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	6.20%		03/11/2026	229,156
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
92,190	(2 Month LIBOR USD + 4.25%)	5.29%		07/09/2025	86,133
108,224	(2 Month LIBOR USD + 4.25%)	5.99%		07/09/2025	101,112
107,800	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.01%		05/30/2025	104,259
55,338	RentPath, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.00%, 1.00% Floor)	8.00%		08/31/2020	51,049
318,676	RentPath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 3.75%, 1.00% Floor)	7.00%	Ω	12/17/2021	229,225
75,000	Restaurant Technologies, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	6.68%		10/01/2026	65,000
78,517	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		11/01/2024	65,643
304,022	Solenis International LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.36%		06/26/2025	293,255
245,000	Solenis International LP, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	8.86%		06/26/2026	214,316
190,000	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	6.93%		06/26/2026	182,400
276,076	Summit Midstream Partners Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	7.00%		05/13/2022	67,087
90,942	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	6.07%		10/01/2024	85,940
163,083	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.00%)	7.00%		04/01/2025	132,505
500,000	The Edelman Financial Center LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	6.93%		07/20/2026	458,282
235,000	TIBCO Software Inc, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.43%		03/03/2028	227,804
499,900	TKC Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.00%, 1.00% Floor)	9.00%		02/01/2024	425,040
61,981	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.18%		01/25/2024	42,186
124,063	Travelport Finance SARL, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%)	6.07%		05/29/2026	82,755
114,133	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.43%		10/22/2025	109,433
500,000	Vantage Specialty Chemicals, Inc., Senior Secured Second Lien Term Loan (2 Month LIBOR USD + 8.25%, 1.00% Floor)	9.25%		10/27/2025	352,657
294,749	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.68%		08/27/2025	285,869
496,250	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.75%)	6.75%		06/22/2026	410,647
362,246	Web.Com Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.75%)	7.94%		10/09/2026	311,169
335,000	WeddingWire, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.25%)	8.56%		12/21/2026	319,925
159,200	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.93%		09/30/2026	156,684

Total Bank Loans (Cost $24,901,661)					20,338,604

Collateralized Loan Obligations - 31.6%
1,000,000	Allegany Park Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.78%, 6.78% Floor)	8.61%	^	01/20/2033	911,928
1,000,000	Apres Static Ltd., Series 2020-1A-C (3 Month LIBOR USD + 4.30%, 4.30% Floor)	4.73%	^	04/15/2028	992,867
1,000,000	ARES Ltd., Series 2014-1A-SUB	8.79%	#^@Þ	04/17/2026	139,030
1,700,000	Atlas Senior Loan Fund Ltd., Series 2019-14A-D (3 Month LIBOR USD + 3.90%, 3.90% Floor)	5.04%	^	07/20/2032	1,481,450
1,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%)	3.97%	^	05/28/2030	941,891
1,000,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	4.09%	^	10/20/2030	933,453
1,000,000	Babson Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	4.74%	^	07/18/2029	989,087
500,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	4.04%	^	07/20/2029	453,049
1,000,000	Barings Ltd., Series 2018-3A-E (3 Month LIBOR USD + 5.75%)	6.89%	^	07/20/2029	837,388
2,500,000	Barings Ltd., Series 2019-1A-D (3 Month LIBOR USD + 3.85%, 3.85% Floor)	5.07%	^	04/15/2031	2,438,167
1,000,000	Barings Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.68%, 6.68% Floor)	7.90%	^	04/15/2031	905,801
1,000,000	Barings Ltd., Series 2019-2A-C (3 Month LIBOR USD + 3.85%, 3.85% Floor)	5.07%	^	04/15/2031	975,408
5,000,000	Beechwood Park Ltd., Series 2019-1A-D1 (3 Month LIBOR USD + 4.10%, 4.10% Floor)	6.00%	^	01/17/2033	4,997,371
2,000,000	Beechwood Park Ltd., Series 2019-1A-E (3 Month LIBOR USD + 7.50%, 7.50% Floor)	9.40%	^	01/17/2033	1,954,508
1,944,266	BlueMountain Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 7.50%, 7.50% Floor)	8.64%	^	01/20/2029	1,345,264
1,000,000	BlueMountain Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.90%)	4.00%	^	10/22/2030	864,476
500,000	Broad River BSL Funding , Series 2020-1A-C (3 Month LIBOR USD + 3.19%, 3.19% Floor)	3.40%	^	04/20/2029	503,472
1,000,000	Canyon Capital Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	4.82%	^	07/15/2030	963,859
1,000,000	Canyon Capital Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.25%)	7.47%	^	07/15/2030	894,994
1,500,000	Canyon Capital Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	6.97%	^	07/15/2031	1,217,220
1,550,000	Canyon Capital Ltd., Series 2019-1A-D (3 Month LIBOR USD + 3.85%, 3.85% Floor)	5.07%	^	04/15/2032	1,494,151
1,000,000	Canyon Ltd., Series 2020-1A-B (3 Month LIBOR USD + 2.75%, 2.75% Floor)	3.15%	^	07/15/2028	997,471
1,500,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-DR (3 Month LIBOR USD + 6.70%, 6.70% Floor)	7.84%	^	01/20/2032	1,208,355
3,750,000	Cathedral Lake Ltd., Series 2015-3A-DR (3 Month LIBOR USD + 4.10%, 4.10% Floor)	5.32%	^	07/16/2029	3,639,124
2,500,000	Dryden Senior Loan Fund, Series 2014-33A-ER2 (3 Month LIBOR USD + 6.97%, 6.97% Floor)	8.19%	^	04/15/2029	2,229,037
1,500,000	Dryden Senior Loan Fund, Series 2015-37A-ER (3 Month LIBOR USD + 5.15%, 5.15% Floor)	6.37%	^	01/15/2031	1,225,785
1,200,000	Dryden Senior Loan Fund, Series 2015-38A-ER (3 Month LIBOR USD + 5.60%, 5.60% Floor)	6.82%	^	07/15/2030	999,807
2,000,000	Dryden Senior Loan Fund, Series 2015-40A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	6.14%	^	08/15/2031	1,689,646
1,750,000	Dryden Senior Loan Fund, Series 2016-42A-ER (3 Month LIBOR USD + 5.55%)	6.77%	^	07/15/2030	1,481,144
500,000	Dryden Senior Loan Fund, Series 2017-50A-D (3 Month LIBOR USD + 3.25%)	4.47%	^	07/15/2030	479,752
2,000,000	Gilbert Park Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.40%)	7.62%	^	10/15/2030	1,837,198
500,000	GoldenTree Loan Management Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	3.99%	^	04/20/2030	463,906
1,000,000	Greenwood Park Ltd., Series 2018-1A-E (3 Month LIBOR USD + 4.95%)	6.17%	^	04/15/2031	845,176
500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	4.75%	^	10/22/2025	418,250
1,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	4.04%	^	10/20/2029	900,618
1,000,000	HPS Loan Management Ltd., Series 11A-17-E (3 Month LIBOR USD + 6.10%)	6.60%	^	05/06/2030	831,794
2,500,000	LCM Ltd., Series 26A-E (3 Month LIBOR USD + 5.30%, 5.30% Floor)	6.44%	^	01/20/2031	2,065,167
850,000	Madison Park Funding Ltd., Series 2014-14A-ER (3 Month LIBOR USD + 5.80%, 5.80% Floor)	6.90%	^	10/22/2030	716,293
1,500,000	Madison Park Funding Ltd., Series 2016-22A-ER (3 Month LIBOR USD + 6.70%, 6.70% Floor)	7.92%	^	01/15/2033	1,257,835
1,500,000	Madison Park Funding Ltd., Series 2019-34A-E (3 Month LIBOR USD + 6.75%, 6.75% Floor)	7.74%	^	04/25/2031	1,390,051
1,500,000	Magnetite Ltd., Series 2019-24A-D (3 Month LIBOR USD + 3.80%, 3.80% Floor)	5.71%	^	01/15/2033	1,468,176
1,000,000	Magnetite Ltd., Series 2019-24A-E (3 Month LIBOR USD + 6.95%, 6.95% Floor)	8.86%	^	01/15/2033	952,887
2,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-E (3 Month LIBOR USD + 5.40%)	6.62%	^	01/15/2028	2,241,560
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-D (3 Month LIBOR USD + 3.25%)	4.39%	^	10/18/2029	965,320
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-D (3 Month LIBOR USD + 3.85%, 3.85% Floor)	4.99%	^	01/19/2032	1,982,432
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-CR (3 Month LIBOR USD + 4.00%)	5.22%	^	07/15/2029	948,605
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-CRR (3 Month LIBOR USD + 1.90%, 1.90% Floor)	3.00%	^	01/22/2030	936,356
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-CRR (3 Month LIBOR USD + 3.95%, 3.95% Floor)	4.37%	^	02/14/2031	2,460,847
4,000,000	Octagon Investment Partners Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 7.00%, 7.00% Floor)	7.42%	^	02/14/2031	3,657,845
2,000,000	Octagon Investment Partners Ltd., Series 2016-1A-ER (3 Month LIBOR USD + 7.25%)	8.27%	^	01/24/2033	1,837,786
1,000,000	Octagon Investment Partners Ltd., Series 2016-1A-FR (3 Month LIBOR USD + 8.09%, 8.09% Floor)	9.31%	^	07/15/2030	675,743
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-SUB	13.58%	#^@Þ	03/17/2030	976,664
1,500,000	Octagon Investment Partners Ltd., Series 2018-1A-D (3 Month LIBOR USD + 5.20%, 5.20% Floor)	6.34%	^	01/20/2031	1,234,950
900,000	Octagon Investment Partners Ltd., Series 2018-3A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	6.89%	^	10/20/2030	797,978
1,000,000	Octagon Investment Partners Ltd., Series 2019-1A-D (3 Month LIBOR USD + 3.65%, 0.37% Floor)	4.79%	^	07/20/2032	968,930
500,000	Octagon Investment Partners Ltd., Series 2019-4A-E (3 Month LIBOR USD + 6.80%, 6.80% Floor)	7.23%	^	05/12/2031	452,740
1,000,000	RRAM Ltd., Series 2018-4A-C (3 Month LIBOR USD + 2.95%)	4.17%	^	04/15/2030	922,654
2,000,000	Sound Point Ltd., Series 2014-3RA-C (3 Month LIBOR USD + 2.25%, 2.25% Floor)	3.29%	^	10/23/2031	1,878,356
2,000,000	Taconic Park Ltd., Series 2016-1A-CR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	4.14%	^	01/20/2029	1,828,939
2,250,000	Trimaran CAVU LLC, Series 2019-1A-D (3 Month LIBOR USD + 4.15%, 4.15% Floor)	5.29%	^	07/20/2032	2,189,005
500,000	Trimaran CAVU LLC, Series 2019-2A-C (3 Month LIBOR USD + 4.72%, 4.72% Floor)	5.86%	^	11/26/2032	491,991
1,000,000	Venture Ltd., Series 2015-20A-CR (3 Month LIBOR USD + 1.90%)	3.12%	^	04/15/2027	960,000
500,000	Venture Ltd., Series 2017-30A-C (3 Month LIBOR USD + 1.95%)	3.17%	^	01/15/2031	465,912
1,000,000	Voya Ltd., Series 2017-3A-C (3 Month LIBOR USD + 3.55%)	4.69%	^	07/20/2030	949,667
3,000,000	Voya Ltd., Series 2019-4A-D (3 Month LIBOR USD + 3.83%, 3.83% Floor)	5.05%	^	01/15/2033	2,943,556
2,000,000	Wind River Ltd., Series 2012-1A-ER (3 Month LIBOR USD + 7.38%)	8.60%	^	01/15/2026	1,593,542
2,500,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	6.97%	^	01/15/2031	1,860,132
1,040,000	Wind River Ltd., Series 2017-4A-D (3 Month LIBOR USD + 2.65%)	3.03%	^	11/20/2030	937,322

Total Collateralized Loan Obligations (Cost $98,295,155)					90,491,138

Foreign Corporate Bonds - 0.5%
1,250,000	AI Candelaria Spain SLU	7.50%		12/15/2028	1,266,950

Total Foreign Corporate Bonds (Cost $1,212,959)					1,266,950

Non-Agency Commercial Mortgage Backed Obligations - 18.2%
2,000,000	AREIT Trust, Series 2019-CRE3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.85%	^	09/14/2036	1,760,510
18,443,705	Benchmark Mortgage Trust, Series 2018-B1-XA	0.66%	#I/O	01/15/2051	554,901
1,398,000	Benchmark Mortgage Trust, Series 2018-B4-D	2.96%	#^	07/15/2051	926,176
1,012,000	BF Mortgage Trust, Series 2019-NYT-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.18%	^	12/15/2035	881,813
5,000,000	BX Commercial Mortgage Trust, Series 2019-IMC-G (1 Month LIBOR USD + 3.60%, 3.60% Floor)	3.78%	^	04/15/2034	3,668,465
1,000,000	BX Trust, Series 2019-OC11-E	4.08%	#^	12/09/2041	888,448
1,025,000	BXP Trust, Series 2017-CQHP-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.18%	^	11/15/2034	842,729
976,000	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	3.03%	^	10/15/2035	841,180
18,047,780	CD Commercial Mortgage Trust, Series 2017-CD6-XA	1.10%	#I/O	11/13/2050	772,106
269,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57%	#^	02/10/2048	177,959
4,467,186	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.49%	#I/O	02/10/2048	205,866
182,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	115,538
168,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.75% Floor)	3.83%	^	12/15/2036	136,550
31,670,425	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6-XA	1.49%	#I/O	01/10/2046	815,038
26,400,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3-XC	1.40%	#^I/O	06/10/2047	1,146,262
1,288,300	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75%	^Þ	08/10/2047	410,150
2,307,151	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75%	^Þ	08/10/2047	232,937
5,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00%	#^Þ	08/10/2047	1
27,394,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-XD	1.20%	#^I/O	05/10/2048	1,221,945
809,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.69%	#	08/10/2048	758,181
566,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-C	4.63%	#	10/10/2048	560,597
5,297,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XD	1.38%	#^I/O	10/10/2048	293,265
78,176,440	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-XA	0.85%	#I/O	07/10/2048	2,228,396
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-E	3.80%	#^	10/10/2048	875,155
549,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-E	4.30%	#^	02/10/2049	369,468
111,893	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	5.23%	^	07/25/2023	112,460
3,000,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.32%	^	12/15/2036	2,556,602
1,000,000	GS Mortgage Securities Corporation, Series 2015-GC28-D	4.47%	#^	02/10/2048	791,837
80,838,635	GS Mortgage Securities Corporation, Series 2018-GS9-XA	0.59%	#I/O	03/10/2051	2,255,115
500,000	GS Mortgage Securities Trust, Series 2014-GC26-C	4.66%	#	11/10/2047	426,125
2,150,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.66%	#^	11/10/2047	1,368,204
1,640,000	Hawaii Hotel Trust, Series 2019-MAUI-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	2.93%	^	05/15/2038	1,365,994
1,344,132	HPLY Trust, Series 2019-HIT-G (1 Month LIBOR USD + 3.90%, 3.90% Floor)	4.08%	^	11/15/2036	975,118
22,853,216	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.65%	#I/O	06/15/2045	333,968
92,430	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%	#^	05/15/2047	71,871
2,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3-D	5.85%	#^I/O	02/15/2046	992,886
10,765,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	1.26%		08/15/2046	327,936
3,488,650	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	#^Þ	04/15/2047	1,989,327
1,938,200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	#^Þ	04/15/2047	940,778
5,272,336	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	#^Þ	04/15/2047	808,995
925,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.62%	#	09/15/2047	911,873
2,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	4.12%	#^	09/15/2047	1,614,298
4,041,660	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.11%	#I/O	01/15/2048	139,478
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.94%	#^	02/15/2048	392,996
360,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.35%	#	05/15/2048	327,563
20,920,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XE	0.45%	#^I/O	05/15/2048	318,653
675,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.80%	#	11/15/2048	587,858
16,358,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XD	0.50%	#^I/O	11/15/2048	348,345
165,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77%	#	12/15/2048	152,908
500,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-MFP-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.18%	^	07/15/2036	450,580
2,876,000	LoanCore Issuer Ltd., Series 2019-CRE3-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.68%	^	04/15/2034	2,627,226
4,815,479	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.99%	#^I/O	03/10/2049	234,236
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	456,483
804,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	535,064
851,000	Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART-D	3.31%	^	09/13/2031	806,543
784,000	Morgan Stanley Capital Trust, Series 2007-IQ15-C	6.34%	#^	06/11/2049	758,726
1,191,000	Morgan Stanley Capital Trust, Series 2017-ASHF-G (1 Month LIBOR USD + 6.90%, 6.90% Floor)	7.08%	^	11/15/2034	743,030
824,000	UBS Commercial Mortgage Trust, Series 2013-C5-D	4.24%	#^	03/10/2046	354,506
467,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5-E	4.92%	#^Þ	10/15/2045	402,101
23,293,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-XF	1.24%	#^I/O	05/15/2048	1,061,737
747,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-D	3.82%	#	12/15/2048	624,640
54,292,851	Wells Fargo Commercial Mortgage Trust, Series 2018-C43-XA	0.85%	#I/O	03/15/2051	2,305,991

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $68,166,689)					52,155,687

Non-Agency Residential Collateralized Mortgage Obligations - 29.2%
1,638,801	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	4.08%	#	03/25/2036	1,172,900
800,645	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	797,879
11,249,272	BCAP LLC Trust, Series 2007-AB1-A5	4.87%	ß	03/25/2037	6,630,336
4,529,582	BCAP LLC Trust, Series 2010-RR6-2216	3.38%	#^	06/26/2036	4,194,519
842,907	BCAP LLC Trust, Series 2010-RR6-6A2	9.30%	#^	07/26/2037	644,556
1,673,789	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	1,079,338
1,744,262	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	1,241,840
1,785,804	CHL Mortgage Pass-Through Trust, Series 2007-4-1A35 (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	6.52%	I/F I/O	05/25/2037	576,613
7,000,000	CIM Trust, Series 2016-1RR-B2	6.76%	#^Þ	07/26/2055	6,260,100
7,000,000	CIM Trust, Series 2016-2RR-B2	6.93%	#^Þ	02/25/2056	6,244,000
7,000,000	CIM Trust, Series 2016-3RR-B2	6.59%	#^Þ	02/27/2056	6,314,000
6,010,000	CIM Trust, Series 2017-3RR-B2	12.06%	#^Þ	01/27/2057	5,735,343
422,260	Citigroup Mortgage Loan Trust, Inc., Series 2006-8-A4 (-3 x 1 Month LIBOR USD + 19.66%, 19.66% Cap)	19.15%	^I/F	10/25/2035	601,213
1,976,454	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A6	5.75%		04/25/2037	1,907,766
1,600,185	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A16	6.00%		06/25/2037	1,567,182
1,020,569	Countrywide Alternative Loan Trust, Series 2005-85CB-2A5 (1 Month LIBOR USD + 1.10%, 1.10% Floor, 7.00% Cap)	1.28%		02/25/2036	832,777
215,528	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6 (-4 x 1 Month LIBOR USD + 21.63%, 21.63% Cap)	20.96%	I/F	02/25/2036	313,143
2,358,137	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-7A1	6.00%		12/25/2035	1,804,211
3,169,849	Credit Suisse Mortgage Capital Certificates, Series 2006-5-3A3	6.50%		06/25/2036	1,231,297
768,564	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	709,609
318,934	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	311,621
1,458,565	IndyMac Mortgage Loan Trust, Series 2005-AR23-6A1	3.47%	#	11/25/2035	1,284,720
122,991	JP Morgan Alternative Loan Trust, Series 2006-S1-2A5	5.50%		02/25/2021	119,423
2,189,562	JP Morgan Resecuritization Trust, Series 2011-1-2A10	6.00%	#^	06/26/2037	2,017,039
1,125,265	Lehman Mortgage Trust, Series 2007-10-1A1	6.00%		01/25/2038	1,165,764
1,600,659	Lehman Mortgage Trust, Series 2007-4-1A3	5.75%		05/25/2037	1,250,973
5,800,000	PNMAC GMSR Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%)	2.53%	^	04/25/2023	5,595,480
1,206,194	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	1,153,169
1,661,226	Residential Accredit Loans, Inc., Series 2005-QS13-2A3	5.75%		09/25/2035	1,632,422
1,101,037	Residential Accredit Loans, Inc., Series 2005-QS14-3A1	6.00%		09/25/2035	1,057,182
1,295,020	Residential Accredit Loans, Inc., Series 2006-QS10-A1	6.00%		08/25/2036	1,271,474
2,455,113	Residential Accredit Loans, Inc., Series 2006-QS7-A3	6.00%		06/25/2036	2,256,610
693,004	Residential Accredit Loans, Inc., Series 2007-QS1-1A1	6.00%		01/25/2037	624,326
2,922,744	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	2,743,213
1,170,547	Residential Accredit Loans, Inc., Series 2007-QS6-A1 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	0.51%		04/25/2037	857,962
1,239,247	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	1,152,786
266,656	Residential Accredit Loans, Inc., Series 2007-QS6-A2 (-8 x 1 Month LIBOR USD + 55.58%, 55.58% Cap)	54.05%	I/F	04/25/2037	529,704
1,643,193	Residential Asset Securitization Trust, Series 2006-A6-1A12 (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	6.92%	I/F I/O	07/25/2036	452,158
1,624,712	Residential Asset Securitization Trust, Series 2006-A6-1A9	6.00%		07/25/2036	605,059
760,068	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	716,274
804,147	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-2A2	3.74%	#	02/25/2036	748,767
1,045,008	Velocity Commercial Capital Loan Trust, Series 2018-1-M4	5.01%	^	04/25/2048	935,091
675,318	Velocity Commercial Capital Loan Trust, Series 2018-1-M5	6.26%	^	04/25/2048	586,534
1,269,760	Velocity Commercial Capital Loan Trust, Series 2018-1-M6	7.26%	^	04/25/2048	1,067,635
3,829,354	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A4	4.27%	ß	10/25/2036	2,029,973
1,482,994	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	1,465,091

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $87,952,277)					83,489,072

US Government and Agency Mortgage Backed Obligations - 27.6%
3,000,000	Federal Home Loan Mortgage Corporation, Series 2020-HQA2-B2 (1 Month LIBOR USD + 7.60%)	7.78%	^	03/25/2050	1,969,495
568,338	Federal Home Loan Mortgage Corporation, Series 3211-SI (-4 x 1 Month LIBOR USD + 27.67%, 27.67% Cap)	26.89%	I/F I/O	09/15/2036	508,051
1,268,984	Federal Home Loan Mortgage Corporation, Series 3236-ES (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	6.52%	I/F I/O	11/15/2036	273,920
770,169	Federal Home Loan Mortgage Corporation, Series 3256-S (-1 x 1 Month LIBOR USD + 6.69%, 6.69% Cap)	6.51%	I/F I/O	12/15/2036	174,227
472,482	Federal Home Loan Mortgage Corporation, Series 3292-SD (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.92%	I/F I/O	03/15/2037	90,749
5,162,121	Federal Home Loan Mortgage Corporation, Series 3297-BI (-1 x 1 Month LIBOR USD + 6.76%, 6.76% Cap)	6.58%	I/F I/O	04/15/2037	1,188,302
3,778,517	Federal Home Loan Mortgage Corporation, Series 3311-BI (-1 x 1 Month LIBOR USD + 6.76%, 6.76% Cap)	6.58%	I/F I/O	05/15/2037	825,562
3,725,618	Federal Home Loan Mortgage Corporation, Series 3311-IA (-1 x 1 Month LIBOR USD + 6.41%, 6.41% Cap)	6.23%	I/F I/O	05/15/2037	798,549
836,055	Federal Home Loan Mortgage Corporation, Series 3314-SH (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	6.22%	I/F I/O	11/15/2036	174,428
446,215	Federal Home Loan Mortgage Corporation, Series 3330-KS (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.37%	I/F I/O	06/15/2037	72,167
119,809	Federal Home Loan Mortgage Corporation, Series 3339-AI (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.37%	I/F I/O	07/15/2037	19,784
2,485,956	Federal Home Loan Mortgage Corporation, Series 3339-TI (-1 x 1 Month LIBOR USD + 6.14%, 6.14% Cap)	5.96%	I/F I/O	07/15/2037	557,881
1,514,305	Federal Home Loan Mortgage Corporation, Series 3374-SD (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.27%	I/F I/O	10/15/2037	296,799
275,690	Federal Home Loan Mortgage Corporation, Series 3382-SU (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.12%	I/F I/O	11/15/2037	49,657
4,420,601	Federal Home Loan Mortgage Corporation, Series 3404-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.82%	I/F I/O	01/15/2038	941,582
255,125	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.47%	I/F I/O	03/15/2038	31,523
3,304,498	Federal Home Loan Mortgage Corporation, Series 3435-S (-1 x 1 Month LIBOR USD + 5.98%, 5.98% Cap)	5.80%	I/F I/O	04/15/2038	731,819
218,301	Federal Home Loan Mortgage Corporation, Series 3508-PS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.47%	I/F I/O	02/15/2039	29,210
1,849,659	Federal Home Loan Mortgage Corporation, Series 3728-SV (-1 x 1 Month LIBOR USD + 4.45%, 4.45% Cap)	4.27%	I/F I/O	09/15/2040	245,354
9,636,016	Federal Home Loan Mortgage Corporation, Series 3736-SN (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.87%	I/F I/O	10/15/2040	2,220,319
3,694,215	Federal Home Loan Mortgage Corporation, Series 3753-SB (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.82%	I/F I/O	11/15/2040	760,976
4,172,938	Federal Home Loan Mortgage Corporation, Series 3780-SM (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.32%	I/F I/O	12/15/2040	915,280
1,370,970	Federal Home Loan Mortgage Corporation, Series 3815-ST (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	5.67%	I/F I/O	02/15/2041	277,699
1,174,966	Federal Home Loan Mortgage Corporation, Series 3905-SC (-5 x 1 Month LIBOR USD + 22.75%, 22.75% Cap)	21.89%	I/F	08/15/2041	2,626,027
1,348,098	Federal Home Loan Mortgage Corporation, Series 3924-SJ (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.82%	I/F I/O	09/15/2041	290,023
4,057,270	Federal Home Loan Mortgage Corporation, Series 3960-ES (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	5.77%	I/F I/O	11/15/2041	683,756
3,167,481	Federal Home Loan Mortgage Corporation, Series 4225-BS (-3 x 1 Month LIBOR USD + 11.87%, 11.87% Cap)	11.41%	I/F	12/15/2040	3,733,625
3,366,208	Federal Home Loan Mortgage Corporation, Series 4291-MS (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	5.72%	I/F I/O	01/15/2054	698,490
34,287,648	Federal Home Loan Mortgage Corporation, Series 4610-IB	3.00%	I/O	06/15/2041	1,324,018
120,978	Federal National Mortgage Association, Series 2005-72-WS (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.57%	I/F I/O	08/25/2035	19,680
1,237,127	Federal National Mortgage Association, Series 2005-90-SP (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.57%	I/F I/O	09/25/2035	143,683
496,754	Federal National Mortgage Association, Series 2006-117-SQ (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.37%	I/F I/O	12/25/2036	79,917
293,591	Federal National Mortgage Association, Series 2006-119-HS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.47%	I/F I/O	12/25/2036	63,320
4,964,561	Federal National Mortgage Association, Series 2006-123-CI (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	6.56%	I/F I/O	01/25/2037	1,192,992
2,309,416	Federal National Mortgage Association, Series 2007-15-BI (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	6.52%	I/F I/O	03/25/2037	514,782
685,941	Federal National Mortgage Association, Series 2007-20-S (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	6.56%	I/F I/O	03/25/2037	137,816
375,395	Federal National Mortgage Association, Series 2007-21-SD (-1 x 1 Month LIBOR USD + 6.48%, 6.48% Cap)	6.30%	I/F I/O	03/25/2037	68,485
1,079,359	Federal National Mortgage Association, Series 2007-30-IE (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	6.56%	I/F I/O	04/25/2037	307,837
2,449,133	Federal National Mortgage Association, Series 2007-32-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.92%	I/F I/O	04/25/2037	482,555
1,168,275	Federal National Mortgage Association, Series 2007-40-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.92%	I/F I/O	05/25/2037	251,008
186,445	Federal National Mortgage Association, Series 2007-48-SE (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.92%	I/F I/O	05/25/2037	24,394
414,847	Federal National Mortgage Association, Series 2007-64-LI (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	6.38%	I/F I/O	07/25/2037	69,666
120,869	Federal National Mortgage Association, Series 2007-68-SA (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.47%	I/F I/O	07/25/2037	19,784
6,057,779	Federal National Mortgage Association, Series 2007-75-PI (-1 x 1 Month LIBOR USD + 6.54%, 6.54% Cap)	6.36%	I/F I/O	08/25/2037	1,309,466
3,246,907	Federal National Mortgage Association, Series 2008-33-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.82%	I/F I/O	04/25/2038	690,285
2,755,711	Federal National Mortgage Association, Series 2008-42-SC (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	5.72%	I/F I/O	05/25/2038	550,361
638,439	Federal National Mortgage Association, Series 2008-5-GS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.07%	I/F I/O	02/25/2038	126,985
1,566,091	Federal National Mortgage Association, Series 2008-62-SD (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.87%	I/F I/O	07/25/2038	322,328
1,110,996	Federal National Mortgage Association, Series 2008-68-SB (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.92%	I/F I/O	08/25/2038	223,969
230,287	Federal National Mortgage Association, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.07%	I/F I/O	01/25/2040	36,554
1,104,024	Federal National Mortgage Association, Series 2009-12-CI (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	6.42%	I/F I/O	03/25/2036	241,177
227,044	Federal National Mortgage Association, Series 2009-47-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.92%	I/F I/O	07/25/2039	20,565
248,219	Federal National Mortgage Association, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	5.77%	I/F I/O	07/25/2039	43,843
129,632	Federal National Mortgage Association, Series 2009-67-SA (-1 x 1 Month LIBOR USD + 5.15%, 0.25% Floor, 5.15% Cap)	4.97%	I/F I/O	07/25/2037	14,266
666,250	Federal National Mortgage Association, Series 2009-87-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.82%	I/F I/O	11/25/2049	126,459
993,998	Federal National Mortgage Association, Series 2009-91-SD (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	5.97%	I/F I/O	11/25/2039	195,746
173,451	Federal National Mortgage Association, Series 2010-115-SD (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	6.42%	I/F I/O	11/25/2039	23,025
240,565	Federal National Mortgage Association, Series 2010-11-SC (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	4.62%	I/F I/O	02/25/2040	30,576
1,445,426	Federal National Mortgage Association, Series 2010-134-SE (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.47%	I/F I/O	12/25/2025	136,889
6,435,826	Federal National Mortgage Association, Series 2010-142-SC (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	6.42%	I/F I/O	12/25/2040	1,517,469
1,074,982	Federal National Mortgage Association, Series 2010-15-SL (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	4.77%	I/F I/O	03/25/2040	166,919
254,431	Federal National Mortgage Association, Series 2010-19-SA (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.22%	I/F I/O	03/25/2050	24,451
906,334	Federal National Mortgage Association, Series 2010-31-SB (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.82%	I/F I/O	04/25/2040	145,749
1,536,615	Federal National Mortgage Association, Series 2010-39-SL (-1 x 1 Month LIBOR USD + 5.67%, 5.67% Cap)	5.49%	I/F I/O	05/25/2040	285,408
244,848	Federal National Mortgage Association, Series 2010-8-US (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	4.62%	I/F I/O	02/25/2040	22,971
263,236	Federal National Mortgage Association, Series 2010-9-GS (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	4.57%	I/F I/O	02/25/2040	27,733
1,286,257	Federal National Mortgage Association, Series 2011-114-S (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.82%	I/F I/O	09/25/2039	240,552
2,226,157	Federal National Mortgage Association, Series 2011-146-US (-1 x 1 Month LIBOR USD + 7.00%, 7.00% Cap)	6.74%	I/F	01/25/2042	2,746,857
620,166	Federal National Mortgage Association, Series 2011-5-PS (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	6.22%	I/F I/O	11/25/2040	59,177
290,695	Federal National Mortgage Association, Series 2012-29-SG (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.82%	I/F I/O	04/25/2042	38,940
3,731,637	Federal National Mortgage Association, Series 2012-56-SN (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.87%	I/F I/O	06/25/2042	798,110
4,072,297	Federal National Mortgage Association, Series 2012-76-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.82%	I/F I/O	07/25/2042	729,169
9,077,620	Federal National Mortgage Association, Series 2013-83-US (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.82%	I/F	08/25/2043	9,383,319
16,970,746	Federal National Mortgage Association, Series 2019-M26-X1	0.62%	#I/O	03/25/2030	779,565
314,105	Federal National Mortgage Association, Series 374-19	6.50%	I/O	09/25/2036	73,097
764,946	Government National Mortgage Association, Series 2009-104-SD (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	6.15%	I/F I/O	11/16/2039	156,571
136,044	Government National Mortgage Association, Series 2010-98-IA	5.66%	#I/O	03/20/2039	16,001
939,691	Government National Mortgage Association, Series 2011-69-SB (-1 x 1 Month LIBOR USD + 5.35%, 5.35% Cap)	5.16%	I/F I/O	05/20/2041	159,503
1,397,123	Government National Mortgage Association, Series 2011-71-SG (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.21%	I/F I/O	05/20/2041	244,128
1,623,125	Government National Mortgage Association, Series 2011-72-AS (-1 x 1 Month LIBOR USD + 5.38%, 5.38% Cap)	5.19%	I/F I/O	05/20/2041	278,778
1,927,272	Government National Mortgage Association, Series 2011-89-SA (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.26%	I/F I/O	06/20/2041	330,022
873,746	Government National Mortgage Association, Series 2012-34-LI (-20 x 1 Month LIBOR USD + 122.00%, 6.00% Cap)	6.00%	I/F I/O	12/16/2039	194,762
9,817,689	Government National Mortgage Association, Series 2013-119-TZ	3.00%	>	08/20/2043	10,185,098
29,683,833	Government National Mortgage Association, Series 2013-39-HS (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	4.56%	I/F I/O	03/20/2041	4,728,667
5,428,065	Government National Mortgage Association, Series 2014-39-SK (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.01%	I/F I/O	03/20/2044	1,142,993
8,087,244	Government National Mortgage Association, Series 2014-59-DS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.05%	I/F I/O	04/16/2044	1,761,684
5,845,600	Government National Mortgage Association, Series 2014-63-SD (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	5.36%	I/F I/O	04/20/2044	1,551,395
4,581,678	Government National Mortgage Association, Series 2014-69-ST (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.90%	I/F I/O	12/16/2039	847,190
5,853,891	Government National Mortgage Association, Series 2015-148-BS (-1 x 1 Month LIBOR USD + 5.69%, 5.69% Cap)	5.50%	I/F I/O	10/20/2045	1,076,603
32,870,825	Government National Mortgage Association, Series 2018-111-SA (-1 x 1 Month LIBOR USD + 4.55%, 4.55% Cap)	4.36%	I/F I/O	08/20/2048	3,409,227
64,538,042	Government National Mortgage Association, Series 2018-48-SD (-1 x 1 Month LIBOR USD + 3.90%, 3.90% Cap)	3.71%	I/F I/O	04/20/2048	5,902,217

Total US Government and Agency Mortgage Backed Obligations (Cost $62,228,291)					79,002,010

Common Stocks - 0.0%
1,813	McDermott International, Inc. * Þ				–
4,476	New Constellis Holdings, Inc. * Þ				1,679
6,558	Syncreon Group B.V. * Þ				68,857

Total Common Stocks (Cost $229,580)					70,536

Short Term Investments - 5.7%
1,429,923	First American Government Obligations Fund - Class U	0.11%	◆		1,429,923
1,429,923	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.15%	◆		1,429,923
1,429,923	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.05%	◆		1,429,923
12,000,000	United States Treasury Bills	0.00%		12/03/2020	11,992,766

Total Short Term Investments (Cost $16,213,431)					16,282,535

Total Investments - 123.3% (Cost $370,320,574) ‡					352,736,221
Liabilities in Excess of Other Assets - (23.3)%					(66,658,784)

NET ASSETS - 100.0%					$286,077,437

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2020.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2020.

Þ	Value determined using significant unobservable inputs.

I/O	Interest only security

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of June 30, 2020.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

>

This U.S. Agency bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of June 30, 2020.

◆	Seven-day yield as of June 30, 2020

*	Non-income producing security

‡

Under the Fund’s credit agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowing under the line of credit with the Lender.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

@

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of June 30, 2020.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	31.6%
Non-Agency Residential Collateralized Mortgage Obligations	29.2%
US Government and Agency Mortgage Backed Obligations	27.6%
Non-Agency Commercial Mortgage Backed Obligations	18.2%
Bank Loans	7.1%
Short Term Investments	5.7%
Asset Backed Obligations	3.4%
Foreign Corporate Bonds	0.5%
Common Stocks	0.0	% ~
Other Assets and Liabilities	(23.3)%

	100.0%

~	Represents less than 0.05% of net assets

Notes to Schedule of Investments

June 30, 2020 (Unaudited)

1.  Organization

DoubleLine Opportunistic Credit Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on July 22, 2011 and commenced operations on January 27, 2012. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DBL”. The Fund’s investment objective is to seek high total investment return by providing a high level of current income and the potential for capital appreciation.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements. Securities pledged as collateral are reflected as a component of Investments in Securities, at Value on the

Statement of Assets and Liabilities and are noted on the Schedule of Investments. Typically, the counterparty under the terms of the agreement is able to rehypothecate, resell or repledge the security. The value of reverse repurchase agreements entered into are recorded in Payable for Reverse Repurchase Agreements on the Statement of Assets and Liabilities. Interest is accrued daily and an appropriate payment reflecting the interest due for reverse repurchase agreements held at period end is recorded in Interest Payable for Reverse Repurchase Agreements on the Statement of Assets and Liabilities. The cumulative interest paid during the period is recorded in Interest Expense for Reverse Repurchase Agreements on the Statement of Operations. There were no reverse repurchase agreements held at June 30, 2020.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2020:

Category
Investments in Securities
Level 1
Money Market Funds	$4,289,769

Total Level 1	4,289,769
Level 2
Collateralized Loan Obligations	89,375,444
US Government and Agency Mortgage Backed Obligations	79,002,010
Non-Agency Residential Collateralized Mortgage Obligations	58,935,629
Non-Agency Commercial Mortgage Backed Obligations	47,371,398
Bank Loans	20,338,604
Other Short Term Investments	11,992,766
Asset Backed Obligations	9,639,689
Foreign Corporate Bonds	1,266,950

Total Level 2	317,922,490
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	24,553,443
Non-Agency Commercial Mortgage Backed Obligations	4,784,289
Collateralized Loan Obligations	1,115,694
Common Stocks	70,536

Total Level 3	30,523,962

Total	$352,736,221

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$27,417,872	$-	$(3,073,628)	$209,199	$-	$-	$-	$-	$24,553,443	$(3,073,628)
Non-Agency Commercial Mortgage Backed Obligations	6,334,700	73,695	(1,604,832)	95,040	10,555	(124,869)	-	-	4,784,289	(1,607,671)
Collateralized Loan Obligations	1,793,755	-	(678,061)	-	-	-	-	-	1,115,694	(678,061)
Common Stocks	-	-	(159,044)	-	229,580	-	-	-	70,536	-

Total	$35,546,327	$73,695	$(5,515,565)	$304,239	$240,135	$(124,869)	$-	$-	$30,523,962	$(5,359,360)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$24,553,443	Market Comparables	Market Quotes	$89.20 - $95.43 ($90.97)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$4,784,289	Market Comparables	Yields	13.00% - 35.00% (17.99%)	Increase in yields would have resulted in the decrease in the fair value of the security
Collateralized Loan Obligations	$1,115,694	Market Comparables	Market Quotes	$13.90 - $48.83 ($44.48)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$70,536	Market Comparables	Market Quotes	$0.38 - $10.50 ($10.26)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.